Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Absract]
Schedule of Deferred tax assets and liabilities

	Recognized in earnings		As at December 31
	2019	2018	2019	2018

Assets
Property, plant and equipment	$74,039	$119,132	$319,185	$245,206
Provision for reclamation	2,325	(36,622)	193,514	191,189
Inventories	(2,163)	1,137	-	2,163
Foreign exploration and development	(14)	(14)	5,267	5,281
Income tax losses (gains)	(108,839)	39,289	390,341	499,180
Defined benefit plan actuarial losses	-	-	7,947	5,646
Long-term investments and other	(17,377)	24,169	40,423	57,347

Deferred tax assets	(52,029)	147,091	956,677	1,006,012

Liabilities
Inventories	301	-	301	-

Deferred tax liabilities	301	-	301	-

Net deferred tax asset (liability	$(52,330)	$147,091	$956,376	$1,006,012

Deferred tax allocated as	2019	2018

Deferred tax assets	$956,376	$1,006,012
Deferred tax liabilities	-	-

Net deferred tax asset	$956,376	$1,006,012

	2019	2018

Deferred tax asset at beginning of year	$1,006,012	$848,704
Recovery (expense) for the year in net earnings	(52,330)	147,091
Recovery (expense) for the year in other comprehensive income	2,754	(851)
Change to equity accounting - JV Inkai	-	10,849
Effect of movements in exchange rates	(60)	219

End of year	$956,376	$1,006,012

	2019	2018

Income tax losses	$280,330	$270,154
Property, plant and equipment	2,321	2,344
Provision for reclamation	75,082	88,036
Long-term investments and other	70,380	72,500

Total	$428,113	$433,034

Schedule of Tax rate reconciliation

	2019	2018

Earnings before income taxes and non-controlling interest	$135,018	$39,929
Combined federal and provincial tax rate	26.9%	26.9%

Computed income tax expense	36,320	10,741
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries	5,558	(78,138)
Change in unrecognized deferred tax assets	19,646	18,027
Share-based compensation plans	1,146	1,292
Change in tax provision related to transfer pricing	-	(61,000)
Non-deductible (non-taxable) capital amounts	-	(13,249)
Income in equity-accounted investee	(12,074)	-
Change in uncertain tax positions	2,572	(3,517)
Other permanent differences	7,909	(462)

Income tax expense (recovery)	$61,077	$(126,306)

Schedule of Earnings and income taxes by jurisdiction

	2019	2018

Earnings (loss) before income taxes
Canada	$229,429	$(257,291)
Foreign	(94,411)	297,220

	$135,018	$39,929

Current income taxes
Canada	$7,969	$5,913
Foreign	778	14,872

	$8,747	$20,785
Deferred income taxes (recovery)
Canada	$60,010	$(149,284)
Foreign	(7,680)	2,193

	$52,330	$(147,091)

Income tax expense (recovery)	$61,077	$(126,306)

Schedule of Income tax losses

Date of expiry	Canada	US	Other	Total

2026	$-	$-	$80,000	$80,000
2030	47	-	-	47
2031	-	20,859	-	20,859
2032	272	22,464	-	22,736
2033	173,691	38,296	-	211,987
2034	322,359	21,125	-	343,484
2035	372,558	14,699	-	387,257
2036	209,265	44,674	-	253,939
2037	143	33,462	-	33,605
2038	5,581	51,896	-	57,477
2039	6,524	40,559	-	47,083
No expiry	-	-	1,051,195	1,051,195

	$1,090,440	$288,034	$1,131,195	$2,509,669